Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Summary of Other Liabilities

					March 31,
		March 31, 2019			2018
	Notes	Current	Long-term	Total	Total

Acquisition consideration related liabilities		$22,176	$87,747	$109,923	$-
Minimum royalty obligations		3,445	24,392	27,837	-
Due to former shareholders of S&B	27(a)(vii)	21,447	-	21,447	-
Provision for onerous leases		12,700	-	12,700	-
Settlement liability	17(a)	11,980	16,631	28,611	-
Put liabilities	17(b)	-	6,400	6,400	61,150
Other		9,666	5,234	14,900	900

Total		$81,414	$140,404	$221,818	$62,050